Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and natural gas sales	$ 509,503	$ 530,041	$ 408,561
Gain (loss) from oil and natural gas hedging activities	46,746	(27,452)	(29,393)
Other revenues		4,070	4,127
Total revenues	556,249	506,659	383,295
Costs and expenses:
Lease operating	130,960	121,420	106,127
Production taxes	32,003	34,321	26,495
Depreciation, depletion and amortization	169,307	146,083	109,503
Loss on impairment of other assets	2,000		4,150
General and administrative	49,812	42,056	29,915
Other expenses		3,448	3,148
Total costs and expenses	384,082	347,328	279,338
Operating income	172,167	159,331	103,957
Non-operating income (expense):
Interest expense	(98,402)	(96,720)	(81,370)
Non-hedge derivative gains	49,685	34,408	38,595
Loss on extinguishment of debt	(21,714)	(20,592)	(2,241)
Financing costs			(1,812)
Other income	504	1,545	387
Net non-operating expense	(69,927)	(81,359)	(46,441)
Income before income taxes	102,240	77,972	57,516
Income tax expense	37,837	35,924	23,803
Net income	$ 64,403	$ 42,048	$ 33,713